CONSOLIDATED STATEMENT OF INCOME (Parenthetical) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Special charges	$ 31.4	$ 24.9	$ 24.4	$ 39.5	$ 12.3	$ 66.2	$ 8.0	$ 26.2	$ 120.2	$ 112.7	$ 4.9
Net income from discontinued operations, net of tax, noncontrolling interest										(4.4)	(3.9)
Cost of sales
Special charges	15.7	$ 11.3	$ 7.9	3.6	5.8	$ 3.6	$ (0.1)		38.5	4.8	17.8
Other (income) expense
Special charges	$ 9.5								9.5
Interest expense
Special charges				$ 0.2	$ 0.3				0.2	0.3	21.9
Product and sold equipment | Cost of sales
Special charges									$ 38.5	$ 4.8	$ 17.8